PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	December 31,
	2016	2015
	US Dollars	US Dollars

Laboratory equipment	139,865	111,758
Computers	2,161	2,161
Vehicle	5,204	-
Furniture and equipment	10,299	8,639
	157,529	122,558
Less - accumulated depreciation	(33,668)	(12,973)
Total property and equipment, net	123,861	109,585